Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Copa Di Vino Corporation [Member]
Schedule of notes payable

Notes payable consist of the following at September 31, 2020 and December 31, 2019:

	2020	2019

Note payable to a vendor, weekly payments of at least $2,000 beginning December 2, 2016, including fixed interest of 4% at December 31, 2019 and 2018, until paid in full.	-	38,763

Note payable to an individual, monthly interest only payments, including fixed interest of 14%, due on December 7, 2020.	-	150,000

Notes payable to an individual, monthly interest only payments, including fixed interest of 15% and 20% at December 31, 2019 and 2018, respectively, due in May 2020.	-	215,000

PPP loan through the SBA.	159,900	-

Note payable to an individual, monthly interest only payments at 6% due on September 1, 2021.	150,000	150,000

Notes payable for license agreements (see Note 1) due in 36 monthly payments of $10,000, interest imputed at 10%, maturing in January 2021.	99,212	149,212

	409,112	702,975
Less current portion	(249,212)	(543,058)

Total notes payable, net of current portion	$159,900	$159,917

Notes payable consist of the following at December 31, 2019 and 2018:

	2019	2018

Note payable to a vendor, monthly payments of $10,000 beginning January 1, 2017 until paid in full, paid in 2019.	$-	$3,749

Note payable to a vendor, monthly payments of approximately $5,000 beginning November 15, 2017 with payments increasing to $10,000 per month, paid in 2019.	-	28,400

Note payable to a vendor, weekly payments of at least $2,000 beginning December 2, 2016, including fixed interest of 4% at December 31, 2019 and 2018, until paid in full.	38,763	51,297

Note payable to an individual, monthly interest only payments, including fixed interest of 14%, due on December 7, 2020.	150,000	150,000

Notes payable to an individual, monthly interest only payments, including fixed interest of 15% and 20% at December 31, 2019 and 2018, respectively, due in May 2020.	215,000	215,000

Notes payable to an individual, monthly payments including fixed interest of 10%, paid in full in December 2019.	-	25,974

Note payable to an individual, monthly interest only payments at 6% due on September 1, 2021.	150,000	150,000

Notes payable for license agreements (see Note 1) due in 36 monthly payments of $10,000, interest imputed at 10%, maturing in January 2021.	149,212	224,835
	702,975	849,255
Less current portion	(543,058)	(211,533)

Total notes payable, net of current portion	$159,917	$637,722